UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Equity Dividend Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Strategic Equity Dividend Trust (BDT)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Building Products – 1.5%
AO Smith Corp.	52,550	$2,179,250
Masco Corp.(a)	240,500	2,537,275

		4,716,525

Capital Markets – 2.2%
Eaton Vance Corp.(a)	165,500	4,438,710
Federated Investors, Inc., Class B(a)	107,046	2,287,573

		6,726,283

Chemicals – 1.7%
RPM International, Inc.(a)	151,400	3,191,512
Stepan Co.	23,950	1,899,235

		5,090,747

Commercial Banks – 8.0%
BancFirst Corp.	28,600	1,090,804
BancorpSouth, Inc.(a)	120,500	1,631,570
Bank of Hawaii Corp.	99,600	4,463,076
Bank of the Ozarks, Inc.	43,500	2,259,825
Chemical Financial Corp.	56,145	1,065,071
Community Bank System, Inc.(a)	67,600	1,700,816
Community Trust Bancorp, Inc.	40,515	1,098,767
Cullen/Frost Bankers, Inc.(a)	94,500	5,091,660
Iberiabank Corp.(a)	23,800	1,213,086
S&T Bancorp, Inc.	31,200	593,424
Trustmark Corp.	60,200	1,311,758
Valley National Bancorp(a)	134,015	1,762,297
WesBanco, Inc.	59,400	1,220,670

		24,502,824

Commercial Services & Supplies – 4.3%
ABM Industries, Inc.	132,800	2,988,000
Avery Dennison Corp.(a)	76,941	2,427,489
McGrath Rentcorp	51,661	1,344,736
Mine Safety Appliances Co.	57,700	1,968,724
Pitney Bowes, Inc.(a)	207,800	4,478,090

		13,207,039

Computers & Peripherals – 0.8%
Diebold, Inc.	86,400	2,612,736

Containers & Packaging – 2.4%
Bemis Co., Inc.(a)	95,300	3,011,480
Myers Industries, Inc.	108,748	1,294,101
Sonoco Products Co.(a)	100,800	3,230,640

		7,536,221

Construction Materials – 2.0%
Martin Marietta Materials, Inc.(a)	43,400	3,281,908
Vulcan Materials Co.(a)	81,100	2,780,919

		6,062,827

Distributors – 0.6%
Genuine Parts Co.(a)	33,200	1,764,912

Diversified Consumer Services – 1.5%
H&R Block, Inc.(a)	316,421	4,733,658

Diversified Telecommunication Services – 1.0%
CenturyLink, Inc.	79,100	2,935,401

Electric Utilities – 2.7%
MGE Energy, Inc.	40,371	1,658,441
Northeast Utilities	163,000	5,542,000
Otter Tail Corp.	56,461	1,173,260

		8,373,701

Electrical Equipment – 2.9%
Brady Corp., Class A	109,300	3,235,280
Roper Industries, Inc.	69,400	5,665,122

		8,900,402

Energy Equipment & Services – 1.4%
Helmerich & Payne, Inc.	64,600	4,460,630

Food & Staples Retailing – 1.5%
Casey’s General Stores, Inc.(a)	37,700	1,696,500
SUPERVALU, Inc.(a)	323,100	2,778,660

		4,475,160

Food Products – 5.7%
Hormel Foods Corp.	280,500	8,126,085
The J.M. Smucker Co.(a)	37,805	2,945,766
Lancaster Colony Corp.(a)	47,200	2,838,136
McCormick & Co., Inc.(a)	74,300	3,614,695

		17,524,682

Gas Utilities – 10.9%
Atmos Energy Corp.(a)	92,000	3,075,560
Energen Corp.(a)	61,700	3,628,577
National Fuel Gas Co.(a)	64,700	4,682,986
New Jersey Resources Corp.	122,700	5,350,947
Northwest Natural Gas Co.(a)	80,400	3,586,644
Piedmont Natural Gas Co., Inc.(a)	99,400	2,899,498
South Jersey Industries, Inc.(a)	79,500	4,014,750
UGI Corp.(a)	105,000	3,181,500
WGL Holdings, Inc.	80,100	3,108,681

		33,529,143

Health Care Equipment & Supplies – 1.5%
Meridian Bioscience, Inc.	63,500	1,371,600
Teleflex, Inc.	51,600	3,107,868

		4,479,468

Household Durables – 3.9%
Fortune Brands, Inc.(a)	29,000	1,746,090
Leggett & Platt, Inc.(a)	142,033	3,082,116
Stanley Black & Decker, Inc.(a)	107,400	7,063,698

		11,891,904

Industrial Conglomerates – 0.7%
Raven Industries, Inc.	41,300	2,181,879

Insurance – 6.2%
Arthur J. Gallagher & Co.	107,500	3,022,900
Cincinnati Financial Corp.	186,642	5,100,926
Erie Indemnity Co., Class A	65,000	4,790,500
Harleysville Group, Inc.	47,200	1,426,384
Mercury General Corp.	57,300	2,128,122
Old Republic International Corp.	233,100	2,433,564

		18,902,396

Leisure Equipment & Products – 2.3%
Polaris Industries, Inc.(a)	60,500	7,172,275

Machinery – 5.8%
Badger Meter, Inc.	59,000	2,152,910
Dover Corp.(a)	55,500	3,356,085
Graco, Inc.	41,400	1,818,702
NACCO Industries, Inc., Class A	26,200	2,381,056
Pentair, Inc.(a)	146,800	5,403,708
Tennant Co.	61,502	2,632,901

		17,745,362

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Strategic Equity Dividend Trust (BDT)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media – 0.4%
Meredith Corp.	43,300	$1,292,505

Multiline Retail – 0.9%
Family Dollar Stores, Inc.(a)	52,400	2,782,964

Multi-Utilities – 6.1%
Black Hills Corp.(a)	57,800	1,727,064
Integrys Energy Group, Inc.(a)	77,300	3,881,233
MDU Resources Group, Inc.	187,100	4,033,876
NSTAR(a)	137,800	6,108,674
Vectren Corp.	108,650	2,869,448

		18,620,295

Real Estate Investment Trusts (REITs) – 9.7%
Federal Realty Investment Trust	37,600	3,283,984
Getty Realty Corp.	90,800	2,106,560
Home Properties, Inc.	69,800	4,573,296
Liberty Property Trust	62,400	2,119,104
National Retail Properties, Inc.	89,700	2,250,573
Realty Income Corp.	70,318	2,282,522
Sovran Self Storage, Inc.(a)	37,880	1,536,034
Tanger Factory Outlet Centers	66,100	1,814,445
UDR, Inc.	145,100	3,817,581
Universal Health Realty Income Trust	34,125	1,406,291
Washington REIT	63,300	2,026,866
Weingarten Realty Investors	94,600	2,433,112

		29,650,368

Semiconductors & Semiconductor Equipment – 1.4%
Linear Technology Corp.(a)	149,900	4,392,070

Tobacco – 1.9%
Universal Corp.(a)	71,500	2,625,480
Vector Group Ltd.	190,545	3,336,443

		5,961,923

Trading Companies & Distributors – 0.9%
Fastenal Co.(a)	80,100	2,695,365

Water Utilities – 3.1%
American States Water Co.	31,925	1,091,516
Aqua America, Inc.(a)	239,900	5,073,885
California Water Service Group	65,118	1,192,311
Middlesex Water Co.	66,600	1,218,114
SJW Corp.	44,100	1,037,227

		9,613,053

Total Long-Term Investments (Cost – $290,004,221) – 95.9%		294,534,718

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(b)(c)	12,205,379	12,205,379

Total Short-Term Securities (Cost – $12,205,379) – 4.0%		12,205,379

Total Investments Before Outstanding Options Written (Cost – $302,209,600*) – 99.9%		306,740,097

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.1)%
Aqua America, Inc., Strike Price USD 22.50, Expires 8/22/11	165	(1,650)
Atmos Energy Corp., Strike Price USD 35, Expires 9/19/11	184	(20,240)
Avery Dennison Corp., Strike Price USD 32.50, Expires 9/23/11	154	(12,012)
Bancorpsouth, Inc., Strike Price USD 13, Expires 8/22/11	240	(18,609)
Bemis Co., Inc., Strike Price USD 32.90, Expires 8/01/11	140	–
Black Hills Corp., Strike Price USD 31, Expires 8/09/11	115	(1,439)
Casey’s General Stores, Inc., Strike Price USD 45, Expires 8/22/11	75	(7,313)
Community Bank System, Inc., Strike Price USD 25, Expires 9/19/11	135	(12,825)
Cullen/Frost Bankers, Inc., Strike Price USD 57, Expires 8/05/11	190	(285)
Dover Corp., Strike Price USD 66, Expires 8/31/11	110	(4,410)
Eaton Vance Corp., Strike Price USD 30, Expires 8/22/11	331	(4,965)
Energen Corp., Strike Price USD 60, Expires 8/22/11	123	(13,530)
Family Dollar Stores, Inc., Strike Price USD 53.50, Expires 8/22/11	105	(7,543)
Fastnel Co., Strike Price USD 34.50, Expires 9/23/11	160	(13,649)
Federated Investors, Inc., Class B, Strike Price USD 22.50, Expires 9/19/11	215	(6,988)
Fortune Brands, Inc., Strike Price USD 65, Expires 9/19/11	58	(2,900)
Genuine Parts Co., Strike Price USD 57, Expires 9/12/11	65	(2,718)
H&R Block, Inc., Strike Price USD 16, Expires 9/19/11	630	(18,900)
Iberiabank Corp., Strike Price USD 55, Expires 8/22/11	47	(11,045)
Integrys Energy Group, Inc., Strike Price USD 53.75, Expires 8/22/11	155	(2,037)
The J.M. Smucker Co., Strike Price USD 80, Expires 8/22/11	75	(6,563)
Lancaster Colony Corp., Strike Price USD 61.25, Expires 8/22/11	95	(6,026)
Leggett & Platt, Inc., Strike Price USD 25, Expires 9/19/11	280	(2,100)
Linear Technology Corp., Strike Price USD 33, Expires 8/22/11	300	(3,000)
Martin Marietta Materials, Inc., Strike Price USD 80, Expires 9/19/11	87	(11,310)
Masco Corp.:
Strike Price USD 13, Expires 8/22/11	240	(1,200)
Strike Price USD 12, Expires 9/19/11	240	(3,000)
McCormick & Co., Inc., Strike Price USD 50.50, Expires 8/22/11	150	(3,226)
National Fuel Gas Co., Strike Price USD 75, Expires 8/22/11	130	(14,950)
Northwest Natural Gas Co., Strike Price USD 45, Expires 8/22/11	159	(8,745)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Equity Dividend Trust (BDT)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
NSTAR, Strike Price USD 45, Expires 8/22/11	106	$(5,565)
Pentair, Inc., Strike Price USD 40, Expires 9/19/11	290	(12,325)
Piedmont Natural Gas Co., Inc., Strike Price USD 30, Expires 8/22/11	200	(17,000)
Pitney Bowes, Inc., Strike Price USD 23, Expires 8/22/11	415	(3,113)
Polaris Industries, Inc., Strike Price USD 120, Expires 9/19/11	120	(69,600)
RPM International, Inc., Strike Price USD 23, Expires 9/19/11	150	(1,946)
Sonoco Products Co., Strike Price USD 35, Expires 8/22/11	200	(3,000)
South Jersey Industries, Inc., Strike Price USD 52, Expires 8/22/11	160	(7,087)
Sovran Self Storage, Inc., Strike Price USD 40.50, Expires 8/22/11	75	(5,645)
Stanley Black & Decker, Inc.:
Strike Price USD 72.50, Expires 8/22/11	115	(2,588)
Strike Price USD 75, Expires 8/22/11	100	(1,500)
SUPERVALU, Inc.:
Strike Price USD 9.50, Expires 8/02/11	325	(113)
Strike Price USD 9.50, Expires 9/08/11	325	(5,681)
UGI Corp., Strike Price USD 31, Expires 8/10/11	210	(3,630)
Universal Corp.:
Strike Price USD 37.90, Expires 8/12/11	70	(2,031)
Strike Price USD 40, Expires 8/22/11	75	(1,125)
Valley National Bancorp, Strike Price USD 14, Expires 8/22/11	268	(2,680)
Vulcan Materials, Strike Price USD 36, Expires 9/19/11	160	(17,200)

Total Exchange-Traded Call Options Written		(385,007)

Over-the-Counter Call Options Written – (0.3)%
ABM Industries, Inc., Strike Price USD 22.73, Expires 8/05/11, Broker Citigroup Global Markets, Inc.	26,500	(3,627)
American States Water Co., Strike Price USD 34.44, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	6,500	(1,712)
AO Smith Corp., Strike Price USD 43.50, Expires 8/29/11, Broker Deutsche Bank Securities Corp.	10,500	(5,706)
Aqua America, Inc.:
Strike Price USD 21.71, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	16,500	(1,306)
Strike Price USD 22.49, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	16,000	(2,360)
Arthur J. Gallagher & Co., Strike Price USD 27.87, Expires 8/31/11, Broker Credit Suisse First Boston	21,500	(20,747)
Badger Meter, Inc., Strike Price USD 37.20, Expires 9/24/11, Broker Citigroup Global Markets, Inc.	11,800	(19,696)
Bancfirst Corp., Strike Price USD 39.58, Expires 9/23/11, Broker Citigroup Global Markets, Inc.	6,000	(5,212)
Bank of Hawaii Corp., Strike Price USD 47.29, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	20,000	(4,891)
Bank of the Ozarks, Inc., Strike Price USD 51.91, Expires 8/12/11, Broker Deutsche Bank Securities Corp.	8,700	(8,961)
Bemis Co., Inc., Strike Price USD 34.10, Expires 9/23/11, Broker Morgan Stanley & Co., Inc.	5,000	(696)
Brady Corp., Strike Price USD 32.40, Expires 9/14/11, Broker Deutsche Bank Securities Corp.	21,900	(5,973)
California Water Service Group:
Strike Price USD 18.17, Expires 8/09/11, Broker Deutsche Bank Securities Corp.	6,000	(1,588)
Strike Price USD 18.53, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	7,000	(1,722)
CenturyLink, Inc., Strike Price USD 39.62, Expires 9/08/11, Broker UBS Securities LLC	16,000	(3,728)
Chemical Financial Corp., Strike Price USD 19.29, Expires 8/31/11, Broker Credit Suisse First Boston	11,200	(3,639)
Cincinnati Financial Corp., Strike Price USD 28.78, Expires 9/08/11, Broker Societe General Securities Corp.	37,500	(10,829)
Community Trust Bancorp, Inc., Strike Price USD 27.80, Expires 8/26/11, Broker Citigroup Global Markets, Inc.	8,100	(2,668)
Diebold, Inc., Strike Price USD 31.96, Expires 8/01/11, Broker JPMorgan Chase Securities	17,300	(38)
Erie Indemnity Co., Class A, Strike Price USD 70, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	13,000	(48,100)
Federal Realty Investment Trust, Strike Price USD 87.60, Expires 8/08/11, Broker UBS Securities LLC	7,500	(9,086)
Getty Realty Corp., Strike Price USD 26.82, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	18,200	(16)
Graco, Inc., Strike Price USD 51.23, Expires 9/23/11, Broker Citigroup Global Markets, Inc.	8,000	(804)
Harleysville Group, Inc., Strike Price USD 31.26, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	9,500	(668)
Helmerich & Payne, Inc., Strike Price USD 61.21, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	13,000	(101,920)
Hormel Foods Corp., Strike Price USD 28.81, Expires 8/24/11, Broker Morgan Stanley & Co., Inc.	56,000	(44,066)
Liberty Property Trust, Strike Price USD 32.32, Expires 8/10/11, Broker Morgan Stanley & Co., Inc.	12,500	(22,948)
McGrath Rentcorp, Strike Price USD 26.84, Expires 8/25/11, Broker Citigroup Global Markets, Inc.	10,500	(3,959)
MDU Resources Group, Inc., Strike Price USD 22.13, Expires 9/13/11, Broker Deutsche Bank Securities Corp.	37,500	(23,009)
Mercury General Corp., Strike Price USD 38.79, Expires 9/14/11, Broker Credit Suisse First Boston	11,500	(4,599)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Strategic Equity Dividend Trust (BDT)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Meredith Corp., Strike Price USD 31.08, Expires 8/01/11, Broker Morgan Stanley & Co., Inc.	8,700	$(295)
Meridian Bioscience, Inc., Strike Price USD 26.49, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	12,700	(797)
MGE Energy, Inc., Strike Price USD 41.15, Expires 8/02/11, Broker UBS Securities LLC	8,000	(1,535)
Middlesex Water Co., Strike Price USD 18.59, Expires 8/26/11, Broker UBS Securities LLC	13,300	(4,123)
Mine Safety Appliances Co., Strike Price USD 36.26, Expires 8/26/11, Broker Morgan Stanley & Co., Inc.	11,500	(2,413)
Myers Industries, Inc., Strike Price USD 10.50, Expires 8/09/11, Broker Morgan Stanley & Co., Inc.	22,000	(30,800)
NACCO Industries, Inc., Class A, Strike Price USD 101.41, Expires 9/12/11, Broker Deutsche Bank Securities Corp.	5,200	(6,988)
National Retail Properties, Inc., Strike Price USD 24.57, Expires 8/26/11, Broker UBS Securities LLC	18,000	(10,359)
New Jersey Resources Corp.:
Strike Price USD 44.40, Expires 8/15/11, Broker Morgan Stanley & Co., Inc.	10,000	(2,910)
Strike Price USD 44.59, Expires 8/24/11, Broker Morgan Stanley & Co., Inc.	14,500	(5,133)
Northeast Utilities, Strike Price USD 34.90, Expires 9/13/11, Broker Deutsche Bank Securities Corp.	32,600	(12,002)
NSTAR, Strike Price USD 46.90, Expires 9/06/11, Broker Deutsche Bank Securities Corp.	14,100	(1,415)
Old Republic International Corp., Strike Price USD 12.26, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	46,500	–
Otter Tail Corp., Strike Price USD 22.22, Expires 9/14/11, Broker Morgan Stanley & Co., Inc.	11,500	(3,916)
Raven Industries, Inc., Strike Price USD 51.19, Expires 8/12/11, Broker Citigroup Global Markets, Inc.	8,300	(20,436)
Realty Income Corp., Strike Price USD 33.97, Expires 9/13/11, Broker Credit Suisse First Boston	14,000	(1,726)
Roper Industries, Inc., Strike Price USD 81.68, Expires 8/02/11, Broker Goldman Sachs & Co.	14,000	(8,312)
RPM International, Inc., Strike Price USD 23.25, Expires 8/26/11, Broker Credit Suisse First Boston	15,000	(3,096)
S&T Bancorp, Inc., Strike Price USD 19.01, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	6,200	(2,607)
SJW Corp., Strike Price USD 24.25, Expires 9/12/11, Broker Morgan Stanley & Co., Inc.	8,800	(3,328)
Stepan Co., Strike Price USD 65.49, Expires 8/15/11, Broker Citigroup Global Markets, Inc.	4,800	(66,278)
Tanger Factory Outlet Centers, Strike Price USD 27.54, Expires 8/19/11, Broker Credit Suisse First Boston	13,500	(13,537)
Teleflex, Inc., Strike Price USD 62.54, Expires 9/09/11, Broker Morgan Stanley & Co., Inc.	10,500	(13,535)
Tennant Co., Strike Price USD 40.62, Expires 8/26/11, Broker UBS Securities LLC	12,300	(38,338)
Trustmark Corp., Strike Price USD 23.38, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	12,000	–
UDR, Inc., Strike Price USD 25.39, Expires 8/26/11, Broker Citigroup Global Markets, Inc.	29,000	(28,751)
Universal Health Realty Income Trust, Strike Price USD 39.79, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	6,800	(10,304)
Vector Group Ltd., Strike Price USD 18.33, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	38,200	(9,176)
Vectren Corp.:
Strike Price USD 28.18, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	9,000	(1,830)
Strike Price USD 28.25, Expires 8/15/11, Broker Barclays Capital, Inc.	13,000	(961)
Washington REIT, Strike Price USD 31.46, Expires 8/10/11, Broker Deutsche Bank Securities Corp.	12,600	(9,992)
Weingarten Realty Investors, Strike Price USD 25.70, Expires 8/05/11, Broker Citigroup Global Markets, Inc.	19,000	(5,388)
WesBanco, Inc., Strike Price USD 19.83, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	12,000	(8,735)
WGL Holdings, Inc., Strike Price USD 37.65, Expires 8/08/11, Broker Morgan Stanley & Co., Inc.	16,000	(19,326)

Total Over-the-Counter Call Options Written		(712,616)

Total Options Written (Premiums Received – $1,494,269) – (0.4)%		(1,097,623)

Total Investments Net of Outstanding Options Written – 99.5%		305,642,474
Other Assets Less Liabilities – 0.5%		1,474,506

Net Assets – 100.0%		$307,116,980

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$304,991,547

Gross unrealized appreciation	$25,798,117
Gross unrealized depreciation	(24,049,567)

Net unrealized appreciation	$1,748,550

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

4	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock Strategic Equity Dividend Trust (BDT)

(b)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,854,617	6,350,762	12,205,379	$79	$7,787

(c)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$294,534,718	–	–	$294,534,718
Short-Term Securities	12,205,379	–	–	12,205,379

Total	$306,740,097	–	–	$306,740,097

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(286,918)	$(810,705)	–	$(1,097,623)

[2]	Derivative financial instruments are options which are shown at value.

JULY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Equity Dividend Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Equity Dividend Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Equity Dividend Trust

Date: September 26, 2011